CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents		$ 12,447	$ 7,929
Short-term bank deposits and restricted cash	[1]	1,098	7,702
Trade receivables		3,633	338
Other accounts receivable and prepaid expenses		2,192	483
Total current assets		19,370	16,452
LONG TERM ASSETS:
Property and equipment, net		2,975	822
Long-term bank deposits and other long-term receivables		78	4
Total long term assets		3,053	826
Total assets		22,423	17,278
CURRENT LIABILITIES:
Trade payables		1,070	563
Other accounts payables and accruals		1,733	1,648
Total current liabilities		$ 2,803	2,211
LONG-TERM LIABILITIES:
Warrants related to share purchase agreements			2
Total long-term liabilities			$ 2
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS EQUITY (DEFICIT):
Share capital: Ordinary Shares of NIS 0.6 par value: 60,000,000 and 40,000,000 shares authorized at December 31, 2015 and 2014 respectively; 20,518,794 and 11,765,678 shares issued at December 31, 2015 and 2014, respectively; 20,515,536 and 11,762,420 shares outstanding at December 31, 2015 and 2014, respectively		$ 3,194	$ 1,830
Additional paid-in capital		156,696	136,160
Accumulated deficit		(140,270)	(122,925)
Total shareholders' equity		19,620	15,065
Total liabilities and shareholders' equity		$ 22,423	$ 17,278

[1]	Includes restricted cash deposit. See Note 8a.